Equity - tax effect relating to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Gains/(Losses) on re-measurement of defined benefit plans, pre-tax balance	€ (110)	€ (63)	€ 317
Gains/(Losses) on re-measurement of defined benefit plans, tax income/(expense)	21	7	(76)
Gains/(Losses) on re-measurement of defined benefit plans, net balance	(89)	(56)	241
Other comprehensive income, before tax, gains (losses) from investments in debt instruments	(1)	0	0
Income tax relating to remeasurements of debt instruments included in other comprehensive income	0	0	0
Other comprehensive income, net of tax, gains (losses) from investments in debt instruments	(1)	0	0
Gains/(Losses) on cash flow hedging instruments, pre-tax balance	(22)	(191)	(9)
Gains/(Losses) on cash flow hedging instruments, tax income/(expense)	7	50	(6)
Gains/(Losses) on cash flow hedging instruments, net balance	(15)	(141)	(15)
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	(5)	6	(4)
Gains/(Losses) on available- for-sale financial assets, tax income/(expense)	0	0	0
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(5)	6	(4)
Exchange gains/(losses) on translating foreign operations, pre-tax balance	(2,696)	268	126
Exchange gains/(losses) on translating foreign operations, tax income/(expense)	0	0	0
Exchange gains/(losses) on translating foreign operations, net balance	(2,696)	268	126
Share of Other comprehensive income/(loss) for equity method investees, pre-tax balance	(104)	(20)	(103)
Share of Other comprehensive income/(loss) for equity method investees, tax income/(expense)	0	0	0
Share of Other comprehensive income/(loss) for equity method investees, net balance	(104)	(20)	(103)
Items relating to discontinued operations, pre-tax balance	0	0	(90)
Items relating to discontinued operations, tax income/(expense)	0	0	1
Items relating to discontinued operations, net balance	0	0	(89)
Total Other comprehensive income	(2,938)	0	237
Total Other comprehensive income, tax income/(expense)	28	57	(81)
Total Other comprehensive income/(loss), net of tax (B1)+(B2)=(B)	€ (2,910)	€ 57	€ 156